S000099941 [Member] Investment Strategy - iShares Broad USD Floating Rate Loan ETF	Jan. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar LSTA US Leveraged Loan Broad Select Index (the “Underlying Index”), which was developed by Morningstar, Inc. (“Morningstar” or the “Index Provider”). The Underlying Index is a market value-weighted index designed to measure the performance of a subset of the U.S. dollar-denominated, senior secured institutional floating rate loan market.
Floating rate loans, which are also known as leveraged loans or bank loans, provide for periodic adjustment in the interest rate paid on the loan and are typically senior secured, below-investment grade instruments. These loans are characterized by higher interest rates due to the increased risk associated with lending to borrowers with higher debt levels. They are often used for refinancing debt, merger and acquisitions funding, or recapitalization. Such loans typically are secured by collateral such as borrowers’ property, equipment or intellectual property. Borrowers of floating rate loans operate in various industries and geographic areas, including non-U.S. jurisdictions.
To be eligible for inclusion in the Underlying Index, a loan must be a USD-denominated institutional first lien loan with (i) a par amount outstanding of at least $1 billion, (ii) at least 18 months to final maturity and (iii) a rating of BB+ or lower by S&P Global Ratings. Defaulted, D-rated, non-rated and payment in kind loans are excluded. Eligible loans must have at least 125 basis points of spread above the “base rate,” which the Index Provider defines as the average of the 30-day rolling average of 1-month CME Term SOFR and the 90-day rolling average of 3-month CME Term SOFR.
All loans in the Underlying Index must be syndicated in the United States, but issuers may be domiciled or operate outside the U.S. Constituent weights are subject to a 2% issuer cap.
The Underlying Index is reconstituted and rebalanced weekly. Existing constituents with less than 12 months remaining to final maturity or a par amount outstanding of less than $900 million are removed at each rebalance and reconstitution. Loans that default, are downgraded to a D rating, are repaid or are no longer priced are removed at the next rebalance.
The Fund generally purchases loans from banks or other financial institutions through an assignment, in which the existing lender transfers its rights, interests and obligations in the assigned loan to the Fund. The Fund also generally sells loans that it holds through an assignment. In addition, the Fund may acquire or sell an interest in a loan through a participation, which involves buying or selling a portion of a loan from another lender.
As of October 18, 2025, a significant portion of the Underlying Index is represented by loans to companies in the consumer goods and services, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., instrument’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the components of the Underlying Index. The Fund may hold loans that have not yet entered the Underlying Index or that have been removed from the Underlying Index. For liquidity purposes, the Fund may invest in other types of instruments, including high-yield securities, derivatives (including interest rate futures and swaps), ETFs, short-term government notes, repurchase agreements, commercial paper, non-index loans, high-quality collateralized loan obligations and cash. The Fund may also hold interest rate swaps or other derivatives for hedging purposes. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may acquire and hold common stocks, warrants or other equity securities (or rights to acquire such securities or warrants) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the loans in the Underlying Index and publishes information regarding the market value of the Underlying Index.